SCOPE OF CONSOLIDATION - List of Subsidiaries (Details)	12 Months Ended
Dec. 31, 2019
ArcelorMittal Dofasco G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal México S.A. de C.V. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal USA LLC | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Long Products Canada G.P. | NAFTA
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Brasil S.A. | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	97.01%
Acindar Industria Argentina de Aceros S.A. | Brazil
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal France S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Belgium N.V. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal España S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	99.85%
ArcelorMittal Flat Carbon Europe S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Poland S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Eisenhüttenstadt GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Bremen GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Méditerranée S.A.S. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Belval & Differdange S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Hamburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Duisburg GmbH | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal International Luxembourg S.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
ArcelorMittal Italia S.p.A. | Europe
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	94.45%
ArcelorMittal South Africa Ltd. (AMSA) | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	69.22%
JSC ArcelorMittal Temirtau | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
JSC ArcelorMittal Temirtau | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	100.00%
PJSC ArcelorMittal Kryvyi Rih (AM Kryvyi Rih) | ACIS
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	95.13%
PJSC ArcelorMittal Kryvyi Rih (AM Kryvyi Rih) | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	95.13%
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure G.P.(AMMC) | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	85.00%
ArcelorMittal Liberia Ltd | Mining
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary	85.00%